Property, plant and equipment, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net
Total	5,727,955	5,459,986
Less: accumulated depreciation	(2,209,955)	(1,629,798)
Subtotal	3,518,000	3,830,188
Construction-in-progress	640,108	617,281
Property and equipment, net	4,158,108	4,447,469
Net book value of building pledged as collateral	0
Impairment loss		397,789	303,068
Depreciation expense	580,157	646,955	475,278
Impairment loss related to retirement of long-lived assets	0		0
JA Hebei and JA Fengxian facilities
Property, plant and equipment, net
Impairment loss		147,092
Capacity of outdated solar cells and solar modules facilities (in mega watts)		300
Buildings
Property, plant and equipment, net
Total	1,255,743	1,156,762
Buildings | Agriculture Bank of China
Property, plant and equipment, net
Net book value of building pledged as collateral	231,677
Long-term bank loan against asset	101,700
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	83,745	79,425
Motor vehicles
Property, plant and equipment, net
Total	26,318	25,903
Machinery and equipment
Property, plant and equipment, net
Total	4,220,860	4,065,354
Impairment loss	0	250,697	303,068
Leasehold improvements
Property, plant and equipment, net
Total	141,289	132,542